Allowance for Loan Losses - Summary of Loans Deemed Impaired and Specific Reserves Allocated by Class (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Financial Receivables [Line Items]
Unpaid Principal Balance	$ 18,321	$ 28,339	$ 35,273
Recorded Investment With No Allowance	9,263	14,433	23,432
Recorded Investment With Allowance	8,290	11,674	9,657
Related Allowance	2,387	3,034	2,583
Average Recorded Investment	19,874	31,105	38,651
Interest Income	711	1,257	1,767
Commercial [Member]
Schedule Of Financial Receivables [Line Items]
Unpaid Principal Balance	377	1,977	2,099
Recorded Investment With No Allowance	291	388	889
Recorded Investment With Allowance	86	1,470	1,091
Related Allowance	67	616	578
Average Recorded Investment	845	1,440	1,525
Interest Income	21	66	93
Real Estate - Commercial [Member]
Schedule Of Financial Receivables [Line Items]
Unpaid Principal Balance	6,808	11,299	14,951
Recorded Investment With No Allowance	3,962	6,341	11,365
Recorded Investment With Allowance	2,375	2,895	1,523
Related Allowance	507	411	452
Average Recorded Investment	7,089	11,607	16,520
Interest Income	328	473	716
Other Real Estate Construction [Member]
Schedule Of Financial Receivables [Line Items]
Unpaid Principal Balance	2,034	3,935	4,016
Recorded Investment With No Allowance	247	2,437	2,644
Recorded Investment With Allowance	1,739	1,448	1,370
Related Allowance	945	401	107
Average Recorded Investment	2,078	4,055	7,746
Interest Income	17	202	236
Real Estate 1 - 4 Family Construction [Member]
Schedule Of Financial Receivables [Line Items]
Unpaid Principal Balance	374	840	1,095
Recorded Investment With No Allowance	25	713	501
Recorded Investment With Allowance	349	127	594
Related Allowance	16	127	202
Average Recorded Investment	380	1,053	1,249
Interest Income	23	43	53
Real Estate - Residential [Member]
Schedule Of Financial Receivables [Line Items]
Unpaid Principal Balance	8,197	8,985	11,877
Recorded Investment With No Allowance	4,619	3,994	7,231
Recorded Investment With Allowance	3,329	4,991	4,646
Related Allowance	530	1,215	1,001
Average Recorded Investment	8,507	11,442	10,137
Interest Income	300	427	616
Home Equity [Member]
Schedule Of Financial Receivables [Line Items]
Unpaid Principal Balance	415	1,068	993
Recorded Investment With No Allowance	58	521	753
Recorded Investment With Allowance	357	547	240
Related Allowance	279	159	124
Average Recorded Investment	819	1,200	1,194
Interest Income	8	32	37
Consumer Loans [Member]
Schedule Of Financial Receivables [Line Items]
Unpaid Principal Balance	116	235	242
Recorded Investment With No Allowance	61	39	49
Recorded Investment With Allowance	55	196	193
Related Allowance	43	105	119
Average Recorded Investment	156	308	280
Interest Income	14	14	16
Other Loans [Member]
Schedule Of Financial Receivables [Line Items]
Unpaid Principal Balance
Recorded Investment With No Allowance
Recorded Investment With Allowance
Related Allowance
Average Recorded Investment
Interest Income